October 25, 1996


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549


RE: Rule 24(f)-2 Notice for Foreign Fund, Inc.
    File No.  33-97598


Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.

Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 24f-2
                      Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2

1.  Name and address of issuer:   Foreign Fund, Inc.
                                  400 Bellevue Parkway
                                  Wilmington, DE   19809

2.  Name of each series or class of funds for which this notice is filed:

    Australia Index Series
    Austria Index Series
    Belgium Index Series
    Canada Index Series
    France Index Series
    Germany Index Series
    Hong Kong Index Series
    Italy Index Series
    Japan Index Series
    Malaysia Index Series
    Mexico (Free) Index Series
    Netherlands Index Series
    Singapore (Free) Index Series
    Spain Index Series
    Sweden Index Series
    Switzerland Index Series
    United Kingdom Index Series


3.  Investment Company Act File Number:   33-97598

    Securities Act File Number:   811-9102

4.  Last day of fiscal year for which this notice is filed:  August 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                        [      ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-

9. Number and aggregate sale price of securities sold during the fiscal year:

      Number        Sale Price

    25,632,300      $345,816,998

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      Number        Sale Price

    25,632,300      $345,816,998

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:


12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):      + 345,816,998

    (ii) Aggregate price of shares issued in connection with
    dividend reinvestment plans (from Item 11, if applicable): +      0

    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                    -  35,381,949

    (iv) Aggregate price of shares redeemed or repurchased
    and previously applied as a reduction to filing fees
    pursuant to rule 24e-2 (if applicable):                    +      0

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii), plus
    line (iv)] (if applicable):                                $ 310,435,049

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law or
    regulation:                                                \     3300
    (vii) Fee due [line (i) or line (v) multiplied by
    line (vi)]:                                                $  94,071.23


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                       [ X ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

    October 17, 1996



    SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By:     /s/Stephen M. Wynne
            Stephen M. Wynne
            Treasurer

    Date:   October 23, 1996




October 24, 1996



Foreign Fund, Inc.,
c/o PFPC Inc.,
400 Bellevue Parkway,
Wilmington, Delaware 19809.

Dear Sirs:

You have requested our opinion in connection with the notice which you propose to file pursuant to Rule 24f-2 under the Investment Company Act of 1940 with respect to your Capital Stock, $0.001 par value ("Capital Stock"), as follows: 1,200,030 shares of Capital Stock of your Australia Index
Series (the "Australia WEBS"); 1,300,030 shares of Capital Stock of your Austria Index Series (the "Austria WEBS")' 120,030 shares of Capital Stock of your Belgium Index Series (the "Belgium WEBS"); 1,300,030 shares of Capital Stock of your Canada Index Series (the "Canada WEBS"); 1,801,000 shares of Capital Stock of your France Index Series (the "France WEBS"); 2,101,000 shares of Capital Stock of your Germany Index Series (the "Germany WEBS"); 601,000 shares of Capital Stock of your Hong Kong Index Series (the "Hong Kong WEBS"); 2,550,030 shares of Capital Stock of your Italy Index Series (the "Italy WEBS"); 7,201,000 shares of Capital Stock of your Japan Index Series (the "Japan WEBS"); 675,030 shares of Capital Stock of your Malaysia Index Series (the "Malaysia WEBS"); 500,030 shares of Capital Stock of your Mexico (Free) Index Series (the "Mexico (Free) WEBS"); 401,000 shares of Capital Stock of your Netherlands Index Series (the "Netherlands WEBS"); 800,030 shares of Capital Stock of your Singapore (Free) Index Series (the "Singapore (Free) WEBS"); 300,030 shares of Capital Stock of your Spain Index Series (the "Spain WEBS"); 300,030 shares of Capital Stock of your Sweden Index Series (the "Sweden WEBS"); 501,000 shares of Capital Stock of your Switzerland Index Series (the "Switzerland WEBS"); and 1,201,000 shares of Capital Stock of your United Kingdom Index Series (the "United Kingdom WEBS").

As your counsel, we are familiar with your organization and corporate status and the validity of your Capital Stock.

We advise you that, in our opinion, the Australia WEBS, the Austria WEBS, the Belgium WEBS, the Canada WEBS, the France WEBS, the Germany WEBS, the Hong Kong WEBS, the Italy WEBS, the Japan WEBS, the Malaysia WEBS, the Mexico (Free) WEBS, the Netherlands WEBS, the Singapore (Free) WEBS, the Spain WEBS, the Sweden WEBS, the Switzerland WEBS, and the United Kingdom WEBS, are legally and validly issued, fully paid and nonassessable.

The foregoing opinion is limited to the General Corporation Law of the State of Maryland, and we are expressing no opinion as to the effect of the laws of any other jurisdiction.

We consent to the filing of this opinion with the Securities and Exchange Commission in connection with the notice referred to above. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

Very truly yours,

/s/SULLIVAN & CROMWELL
SULLIVAN & CROMWELL